Financial assets and liabilities at fair value - Financial assets & liabilities reported at fair value in fair value hierarchy (Details) - SEK (kr) kr in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments
Fair value of financial assets	kr 356,050	kr 331,720
Fair value of financial liabilities	329,586	310,253
Debt securities issued
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	303,764	280,294
Derivatives
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	14,006	14,729
Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	52,563	54,045
Financial liabilities at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	14,956	18,967
Financial liabilities at fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	37,607	35,078
Financial liabilities at fair value through profit or loss | Debt securities issued
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	38,557
Financial liabilities at fair value through profit or loss | Debt securities issued | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	7,167
Financial liabilities at fair value through profit or loss | Debt securities issued | Level 3
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	31,390
Financial liabilities at fair value through profit or loss | Derivatives
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	14,006
Financial liabilities at fair value through profit or loss | Derivatives | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	7,789
Financial liabilities at fair value through profit or loss | Derivatives | Level 3
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	6,217
Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Fair value of financial assets	66,540	65,172
Financial assets at fair value through profit or loss. | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	27,799	32,187
Financial assets at fair value through profit or loss. | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	38,612	32,499
Financial assets at fair value through profit or loss. | Level 3
Disclosure of detailed information about financial instruments
Fair value of financial assets	129	486
Treasuries/government bonds
Disclosure of detailed information about financial instruments
Fair value of financial assets	9,988	10,872
Treasuries/government bonds | Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Fair value of financial assets	9,988
Treasuries/government bonds | Financial assets at fair value through profit or loss. | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	4,446
Treasuries/government bonds | Financial assets at fair value through profit or loss. | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	5,542
Other interest-bearing securities except loans
Disclosure of detailed information about financial instruments
Fair value of financial assets	42,142	45,881
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Fair value of financial assets	42,142
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss. | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	23,353
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss. | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	18,789
Derivatives
Disclosure of detailed information about financial instruments
Fair value of financial assets	14,410	kr 8,419
Derivatives | Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Fair value of financial assets	14,410
Derivatives | Financial assets at fair value through profit or loss. | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	14,281
Derivatives | Financial assets at fair value through profit or loss. | Level 3
Disclosure of detailed information about financial instruments
Fair value of financial assets	kr 129